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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      October 5, 2010
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:    $254,654 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
09-30-2010


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    12,894     450,829  SH           Sole                  450,829
Alcoa Inc                       COM     013817101     2,506     206,975  SH           Sole                  206,975
Allstate Corp.                  COM     020002101     6,205     196,675  SH           Sole                  196,675
AnnalyCapMgmtIncREIT            COM     035710409     7,315     415,630  SH           Sole                  415,630
Applied Materials               COM     038222105     3,644     312,005  SH           Sole                  312,005
ArcherDanielsMidland            COM     039483102    11,731     367,525  SH           Sole                  367,525
Bank of America Corp.           COM     060505104     3,917     298,963  SH           Sole                  298,963
Becton Dickinson & Co.          COM     075887109     3,539      47,755  SH           Sole                   47,755
Black Box Corporation           COM     091826107     5,514     171,986  SH           Sole                  171,986
Boeing Company                  COM     097023105     9,875     148,400  SH           Sole                  148,400
Carlisle Companies Inc          COM     142339100     2,807      93,710  SH           Sole                   93,710
ConocoPhillips                  COM     20825c104     6,082     105,900  SH           Sole                  105,900
Cullen Frost Bankers            COM     229899109     4,879      90,576  SH           Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       153      15,000  SH           Sole                   15,000
Dover Corporation               COM     260003108     9,417     180,360  SH           Sole                  180,360
Dow Chemical Co                 COM     260543103     5,001     182,120  SH           Sole                  182,120
Eli Lilly & Co                  COM     532457108     3,872     106,005  SH           Sole                  106,005
Emcore Corporation              COM     290846104        40      50,000  SH           Sole                   50,000
Ener Conv Devices Inc           COM     292659109       486      96,766  SH           Sole                   96,766
Enzo Biochem Inc.               COM     294100102       209      55,001  SH           Sole                   55,001
Fidelity National Finl          COM     31620R105     5,979     380,580  SH           Sole                  380,580
Gannett Company Inc             COM     364730101     4,859     397,300  SH           Sole                  397,300
Genworth Financial Inc          COM     37247D106     1,282     104,940  SH           Sole                  104,940
Granite Construction Inc        COM     387328107     1,208      53,110  SH           Sole                   53,110
Home Depot Inc                  COM     437076102     5,505     173,780  SH           Sole                  173,780
IBM Corporation                 COM     459200101    10,277      76,615  SH           Sole                   76,615
JC Penney Co Inc                COM     708160106     1,229      45,200  SH           Sole                   45,200
Johnson & Johnson               COM     478160104     3,184      51,380  SH           Sole                   51,380
Lincoln National Corp.          COM     534187109     1,344      56,179  SH           Sole                   56,179
Marsh & McLennan                COM     571748102    10,769     446,465  SH           Sole                  446,465
Medtronic Inc.                  COM     585055106     2,339      69,640  SH           Sole                   69,640
Northrop Grumman Corp           COM     666807102     1,440      23,755  SH           Sole                   23,755
PPG Industries Inc              COM     693506107     3,182      43,705  SH           Sole                   43,705
Southern Union Co               COM     844030106     6,160     256,025  SH           Sole                  256,025
Staples Inc                     COM     855030102     2,705     129,285  SH           Sole                  129,285
Technitrol Inc                  COM     878555101     3,167     718,195  SH           Sole                  718,195
US Natural Gas Fd ETF           COM     912318102       678     110,000  SH           Sole                  110,000
Valero Energy Corp              COM     91913Y100     3,562     203,440  SH           Sole                  203,440
Verizon Comm. Inc.              COM     92343V104     8,525     261,575  SH           Sole                  261,575
Wal-Mart Stores Inc             COM     931142103     7,097     132,600  SH           Sole                  132,600
BP PLC ADS                      ADR     055622104     7,272     176,635  SH           Sole                  176,635
Barclays Plc ADR                ADR     06738E204     4,656     247,025  SH           Sole                  247,025
Canon Inc ADR                   ADR     138006309       925      19,799  SH           Sole                   19,799
Ingersoll-Rand PLC              ADR     G47791101     6,410     179,490  SH           Sole                  179,490
Nintendo Co., Ltd ADR           ADR     654445303     7,887     252,675  SH           Sole                  252,675
Nippon Telgrph&Telphn           ADR     654624105    11,477     523,600  SH           Sole                  523,600
Nokia Corporation               ADR     654902204     4,362     434,880  SH           Sole                  434,880
Novartis AG                     ADR     66987V109     4,164      72,200  SH           Sole                   72,200
RenaissanceRe HlgLtd            ADR     G7496G103     5,134      85,620  SH           Sole                   85,620
Teva Phrm Ind Ltd ADR           ADR     881624209     4,248      80,530  SH           Sole                   80,530
XL Group Ltd.                   ADR     G98290102     5,136     237,122  SH           Sole                  237,122
Alliance Wrdwide Priv.           MF     01879X103       287      19,580  SH           Sole                   19,580
MrgnStnly AsiaPacific Fd         MF     61744U106       582      37,000  SH           Sole                   37,000
MrgnStnly India Invst Fd         MF     61745C105       504      18,500  SH           Sole                   18,500
Phoenix Group Hldgs            INTL       B2QBR87       105      10,000  SH           Sole                   10,000

REPORT SUMMARY     56       DATA RECORDS            254,654        1      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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